Note 9 - Other disclosures - Loans and Advance Payments from Key Management Personnel and Other Related Parties (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	€ 2	€ 2
Advance payments received from key management personnel*	47	47
Total	49	49
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Loans from key management personnel and other related parties	€ 2	€ 2